Victory Pioneer Floating Rate Fund Expense Example - Victory Pioneer Floating Rate Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 333
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,555
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,185
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	$ 1,099